Average Annual Total Returns - Popular U.S. Government Money Market Fund, LLC		12 Months Ended	19 Months Ended
	Oct. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
FTSE 3-Month U.S. T-Bill Index
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	4.75%
Performance Inception Date	May 20, 2024
Class A Withholding Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.58%	3.79%	[1]
Performance Inception Date	May 20, 2024
Class A Non-Withholding Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.59%	3.82%	[2]
Performance Inception Date	May 20, 2024
Class I Institutional Withholding Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.43%	3.72%	[3]
Performance Inception Date	May 20, 2024
Class I Institutional Non-Withholding Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.62%	3.84%
Performance Inception Date	May 20, 2024

[1]	Class A Withholding Shares commenced operations on June 24, 2024; performance for the Since Inception period is a blended average annual return, which includes the returns of Class I Institutional Non-Withholding (inception date May 20, 2024) for the period prior to commencement of operations.
[2]	Class A Non-Withholding Shares commenced operations on June 25, 2024; performance for the Since Inception period is a blended average annual return, which includes the returns of Class I Institutional Non-Withholding (inception date May 20, 2024) for the period prior to commencement of operations.
[3]	Class I Institutional Withholding Shares commenced operations on July 17, 2024; performance for the Since Inception period is a blended average annual return, which includes the returns of Class I Institutional Non-Withholding (inception date May 20, 2024) for the period prior to commencement of operations.